Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other payables [Abstract]
Payroll and welfare payable	$ 5,306	$ 4,918
VAT, and other taxes payable	728	489
Payables for office supply and utilities	435	437
Payables for purchase of property and equipment	52	49
Professional service fees	2,930	1,414
Payables for share purchase consideration	10,000	10,000
Payables for Samsung arbitration compensation	3,749	4,356
Interest and penalty payable	6,386	3,178
Advance from customers	4,828	4,076
Payables to an export/import agent	7,750	3,571
Others	298	41
Accrued expenses and other payables	$ 42,462	$ 32,529